UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------
Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Harvest Management, L.L.C.
       -----------------------------------
       527 Madison Avenue, 9th Floor
       -----------------------------------
       New York, New York 10022
       -----------------------------------

Form 13F File Number:  28-06505
                       --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner New York, New York   11/13/12
-----------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
                                         -------------
Form 13F Information Table Entry Total:  64
                                         -------------
Form 13F Information Table Value Total:  $52,985
                                         -------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.  Form 13F File Number                Name
---   ---------------------     -------------------------
 1           28-7384            Nathaniel Bohrer
---   ---------------------     -------------------------
 2           28-7750            Marjorie Gochberg Kellner
---   ---------------------     -------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                         Voting Authority
                                                           Value    Shares/  Sh/ Put/  Invstmt    Other
Security                       Title of class     CUSIP   (x$1000)  Prn Amt  Prn Call  Dscretn  Managers   Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------



Airgas                               COM        009363102    337      4,100  SH        Other     1 2 3             4,100
American Realty Capital Trust        COM        02917L101    587     50,000  SH        Other     1 2 3            50,000
Amerigroup Corp                      COM        03073T102  4,297     47,000  SH        Other     1 2 3            47,000
AO Smith  Corp                       COM        831865209    201      3,500  SH        Other     1 2 3             3,500
Apple                                COM        037833100    384        575  SH        Other     1 2 3               575
Ariba Inc                          COM NEW      04033V203  2,240     50,000  SH        Other     1 2 3            50,000
Authentec Inc                        COM        052660107    722     90,000  SH        Other     1 2 3            90,000
Barnes & Noble Inc.                  COM        067774109    267     20,900  SH        Other     1 2 3            20,900
CenturyLink Inc                      COM        156700106    507     12,540  SH        Other     1 2 3            12,540
Chicago Bridge and Iron         NY REGISTRY SH  167250109    780     20,470  SH        Other     1 2 3            20,470
Chico's Fas                          COM        168615102    724     40,000  SH        Other     1 2 3            40,000
Cooper Industries PLC                SHS        g24140108  3,978     53,000  SH        Other     1 2 3            53,000
Coventry Health Care Inc             COM        222862104    855     20,500  SH        Other     1 2 3            20,500
Digitalglobe Inc                   COM NEW      25389M877    612     30,000  SH        Other     1 2 3            30,000
Dollar General Corp New              COM        256677105    541     10,500  SH        Other     1 2 3            10,500
Dollar Thrifty Auto                  COM        256743105  3,347     38,500  SH        Other     1 2 3            38,500
Ebay Inc                             COM        278642103  1,354     28,000  SH        Other     1 2 3            28,000
Express Scripts Hldg Co              COM        30219g108    501      8,000  SH        Other     1 2 3             8,000
Flagstone Reinsurance                COM        L3466t104    258     30,000  SH        Other     1 2 3            30,000
Foot Locker Inc                      COM        344849104    994     28,000  SH        Other     1 2 3            28,000
FSI International Inc                COM        302633102    619    100,000  SH        Other     1 2 3           100,000
General Growth Prop.                 COM        370023103    257     13,200  SH        Other     1 2 3            13,200
Genon Energy                         COM        37244e107     63     25,000  SH        Other     1 2 3            25,000
Georgia Gulf Corp.             COM PAR$0.01 NEW 373200302    290      8,000  SH        Other     1 2 3             8,000
Gildan Activewear                    COM        375916103    215      6,800  SH        Other     1 2 3             6,800
Halcon Resources Corp              COM NEW      40537Q209     99     13,500  SH        Other     1 2 3            13,500
Hertz Global Holdings Inc            COM        42805T105    824     60,000  SH        Other     1 2 3            60,000
Hot Topic                            COM        441339108    174     20,000  SH        Other     1 2 3            20,000
Incontact Inc                        COM        45336e109    341     52,500  SH        Other     1 2 3            52,500
Iris International Inc               COM        46270W106    390     20,000  SH        Other     1 2 3            20,000
Kenexa Corp                          COM        488879107  2,017     44,000  SH        Other     1 2 3            44,000
Magellan Health Services           COM NEW      559079207    258      5,000  SH        Other     1 2 3             5,000
Medicis Pharmaceutical             CL A NEW     584690309  3,245     75,000  SH        Other     1 2 3            75,000
Mediware Information Svc             COM        584946107    219     10,000  SH        Other     1 2 3            10,000
Nexen Inc                            COM        65334h102  2,534    100,000  SH        Other     1 2 3           100,000
Nexen Inc                            PUT        65334H952    266     10,500  SH  PUT   Other     1 2 3            10,500
Par Pharmaceutical                   CALL       69888P906    585     11,700  SH  CALL  Other     1 2 3            11,700
Peets Coffee & Tea Inc               COM        705560100    367      5,000  SH        Other     1 2 3             5,000
Pervasive Software                   COM        715710109    172     20,000  SH        Other     1 2 3            20,000
Physicians Formula holdings          COM        719427106     49     10,000  SH        Other     1 2 3            10,000
Pier 1 Imports Inc                   COM        720279108    787     42,000  SH        Other     1 2 3            42,000
PLX Technology Inc                   COM        693417107    163     28,400  SH        Other     1 2 3            28,400
Polaris Industries                   COM        731068102    566      7,000  SH        Other     1 2 3             7,000
PVH Corp                             COM        693656100    656      7,000  SH        Other     1 2 3             7,000
Railamerica Inc                      COM        750753402    329     11,966  SH        Other     1 2 3            11,966
Ramtron Int'l Corp                 COM NEW      751907304    173     56,200  SH        Other     1 2 3            56,200
Robbins & Myers Inc                  COM        770196103  1,490     25,000  SH        Other     1 2 3            25,000
SPDR S&P 500 ETF TR                TR UNIT      78462F103  1,152      8,000  SH        Other     1 2 3             8,000
S&W Seed Co                          COM        785135104    182     30,000  SH        Other     1 2 3            30,000
Sanofi                         RIGHT 12/31/2020 80105N113     84     50,000  SH        Other     1 2 3            50,000
Select Comfort Corp                  COM        81616x103    315     10,000  SH        Other     1 2 3            10,000
Shaw Group                           COM        820280105    851     19,500  SH        Other     1 2 3            19,500
Shaw Group                           PUT        82028K950     79      1,800  SH  PUT   Other     1 2 3             1,800
Snap- On Inc                         COM        833034101    503      7,000  SH        Other     1 2 3             7,000
Spdr Gold Trust                    GOLD SHS     78463V107    945      5,500  SH        Other     1 2 3             5,500
Stage Stores Inc                   COM NEW      85254C305    811     38,500  SH        Other     1 2 3            38,500
Sunoco Inc                           COM        86764P109  1,171     25,000  SH        Other     1 2 3            25,000
Sunrise Senior Living Inc            COM        86768K106  1,998    140,000  SH        Other     1 2 3           140,000
Tile Shop Hldgs Inc                  COM        88677q109    998     69,396  SH        Other     1 2 3            69,396
TPC Group                            COM        89236y104    367      9,000  SH        Other     1 2 3             9,000
Urban Outfitters Inc                 COM        917047102    751     20,000  SH        Other     1 2 3            20,000
US Home Systems                      COM        90335C100    868     69,600  SH        Other     1 2 3            69,600
VF Corp                              COM        918204108  1,116      7,000  SH        Other     1 2 3             7,000
Yahoo Inc                            COM        984332106    160     10,000  SH        Other     1 2 3            10,000